11. WARRANTS	12 Months Ended
Dec. 31, 2015
Warrants and Rights Note Disclosure [Abstract]
WARRANTS

Issued	Warrants	Weighted Average Exercise Price
Balance, December 31, 2012	23,249,997	0.27
Warrants issued	13,772,296	0.16
Warrants exercised	(625,000)	0.06
Warrants expired	(500,000)	2.19
Balance, December 31, 2013	35,897,293	0.20
Warrants issued	3,002,177	0.15
Warrants exercised	(652,500)	0.08
Warrants expired	(1,900,000)	0.20
Balance, December 31, 2014	36,346,970	0.20
Warrants issued	2,311,000	0.15
Balance, December 31, 2015	38,657,970	$0.20

The following table lists the common share warrants outstanding at December 31, 2015.  Each warrant is exchangeable for one common share.

Number Outstanding	Number Vested	Average Exercise Price	Expiry Year *

7,668,330	7,668,330	$0.20	2016
4,616,667	4,616,667	$0.36	2017
9,809,796	9,809,796	$0.14	2018
3,002,177	3,002,177	$0.15	2019
2,311,000	–	$0.12	2020
7,500,000	7,500,000	$0.20	2022
3,750,000	3,750,000	$0.20	2023
38,657,970	36,346,970